UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 24.5%
ABN AMRO Bank NV:
2.525%, 6/18/2008	50,000,000	50,000,538
2.9%, 8/5/2008	35,000,000	34,975,814
2.99%, 6/16/2008	25,000,000	24,999,948
Banco Santander SA:
3.87%, 4/18/2008	45,000,000	45,001,010
3.91%, 5/16/2008	30,000,000	30,001,111
4.22%, 6/16/2008	32,700,000	32,704,748
4.36%, 4/11/2008	10,000,000	10,000,165
Bank of Scotland PLC:
3.02%, 5/15/2008	25,000,000	25,000,000
4.5%, 11/19/2008	20,000,000	20,000,000
4.93%, 10/9/2008	10,000,000	10,000,000

Barclays Bank PLC:
3.15%, 7/30/2008	42,000,000	42,000,000
5.2%, 4/9/2008	25,000,000	25,000,000
BNP Paribas, 4.4%, 7/7/2008	17,500,000	17,500,461
Calyon:
3.85%, 4/22/2008	40,000,000	40,014,515
4.03%, 7/14/2008	12,500,000	12,500,000
4.38%, 4/10/2008	25,000,000	25,002,036
Citibank NA, 3.01%, 5/15/2008	32,500,000	32,500,000
Credit Agricole SA, 3.1%, 5/2/2008	30,000,000	30,000,513
Credit Industriel et Commercial:
2.665%, 6/19/2008	35,700,000	35,700,389
3.41%, 4/1/2008	68,000,000	68,000,000
4.135%, 4/15/2008	75,000,000	75,000,144
4.615%, 4/7/2008	30,000,000	30,000,025
JPMorgan Chase Bank NA:
3.05%, 4/25/2008	60,000,000	60,000,000
4.75%, 6/10/2008	22,000,000	22,000,000
Landesbank Hessen-Thuringen Girozentrale, 3.1%, 5/5/2008	45,000,000	45,000,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.:
3.05%, 5/14/2008	25,000,000	25,004,266
3.11%, 4/1/2008	73,800,000	73,800,000
3.35%, 4/24/2008	40,000,000	40,000,000
3.9%, 4/17/2008	35,000,000	35,000,770
Natixis:
2.85%, 6/12/2008	25,000,000	25,000,000
3.1%, 5/23/2008	25,000,000	25,000,000
Norinchukin Bank Ltd.:
4.37%, 4/11/2008	20,000,000	20,000,000
4.59%, 4/7/2008	20,000,000	20,004,906
Toronto-Dominion Bank:
2.68%, 8/18/2008	32,500,000	32,532,182
2.86%, 9/8/2008	34,000,000	34,001,489
UBS AG:
3.33%, 5/23/2008	50,000,000	50,000,000
4.3%, 7/8/2008	20,000,000	20,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,253,245,030)		1,253,245,030
Commercial Paper 43.2%
Issued at Discount** 40.5%
AstraZeneca PLC:
2.88%, 8/20/2008	15,000,000	14,830,800
3.67%, 7/17/2008	20,000,000	19,781,839
4.95%, 4/7/2008	32,700,000	32,673,023
Atlantic Asset Securitization Corp., 2.82%, 4/15/2008	25,000,000	24,972,583
Bank of America Corp., 4.865%, 4/11/2008	25,000,000	24,966,215
CBA (Delaware) Finance, Inc., 2.88%, 5/30/2008	25,000,000	24,882,000
Colgate-Palmolive Co., 2.2%, 4/3/2008	5,000,000	4,999,389
General Electric Capital Corp.:
2.75%, 9/19/2008	22,000,000	21,712,625
3.0%, 5/27/2008	20,000,000	19,906,667
3.53%, 7/14/2008	17,500,000	17,321,539
3.92%, 9/30/2008	25,000,000	24,504,556
Giro Balanced Funding Corp.:
3.265%, 4/4/2008	29,900,000	29,891,865

3.49%, 4/11/2008	42,000,000	41,959,283
Greenwich Capital Holdings, Inc.:
3.34%, 4/24/2008	50,000,000	49,893,306
3.72%, 5/23/2008	25,000,000	24,865,667
3.8%, 5/23/2008	10,000,000	9,945,111
4.81%, 5/28/2008	22,000,000	21,832,452
Home Depot, Inc.:
3.0%, 4/25/2008	10,000,000	9,980,000
3.45%, 4/4/2008	25,000,000	24,992,813
3.45%, 4/15/2008	15,000,000	14,979,875
International Lease Finance Corp., 3.05%, 4/25/2008	30,000,000	29,939,000
JPMorgan Chase & Co., 2.49%, 9/29/2008	45,000,000	44,436,638
KBC Financial Products International Ltd.:
2.975%, 8/19/2008	25,000,000	24,710,764
4.22%, 7/11/2008	20,000,000	19,763,211
Kellogg Co.:
2.75%, 4/18/2008	15,000,000	14,980,521
3.3%, 5/1/2008	10,000,000	9,972,500
Kraft Foods, Inc., 3.24%, 4/2/2008	12,000,000	11,998,920
Liberty Street Funding LLC:
2.97%, 4/22/2008	35,000,000	34,939,363
3.0%, 5/13/2008	30,000,000	29,895,000
3.15%, 4/18/2008	10,000,000	9,985,125
3.17%, 4/9/2008	15,000,000	14,989,433
3.17%, 4/23/2008	10,000,000	9,980,628
3.194%, 5/21/2008	25,000,000	24,890,625
3.2%, 4/11/2008	10,000,000	9,991,111
3.2%, 4/14/2008	10,000,000	9,988,444
3.21%, 5/27/2008	21,500,000	21,392,643
3.35%, 4/4/2008	45,000,000	44,987,437
Market Street Funding LLC:
3.35%, 5/1/2008	86,180,000	85,939,414
3.55%, 4/8/2008	25,000,000	24,982,743
Nestle Capital Corp.:
2.49%, 12/17/2008	15,000,000	14,730,250
4.3%, 10/31/2008	7,500,000	7,309,188
Nieuw Amsterdam Receivables Corp., 3.2%, 4/10/2008	60,000,000	59,952,000
Nissan Motor Acceptance Corp., 3.3%, 4/9/2008	7,000,000	6,994,867
Old Line Funding LLC:
3.12%, 5/30/2008	20,000,000	19,897,733
3.14%, 4/9/2008	35,000,000	34,975,578
3.25%, 4/18/2008	51,041,000	50,962,666
Pfizer, Inc.:
4.4%, 5/14/2008	32,500,000	32,329,194
4.41%, 5/16/2008	10,000,000	9,944,875
4.53%, 4/28/2008	19,850,000	19,782,560
Ranger Funding Co., LLC, 2.8%, 4/21/2008	20,000,000	19,968,889
Royal Bank of Scotland Group PLC, 4.25%, 6/9/2008	20,000,000	19,837,083
San Paolo IMI US Financial Co., 2.78%, 4/16/2008	5,000,000	4,994,208
Scaldis Capital LLC:
2.9%, 4/17/2008	50,000,000	49,935,556
2.95%, 4/25/2008	25,000,000	24,950,833
Scotiabanc, Inc., 3.02%, 5/13/2008	8,000,000	7,971,813
Sheffield Receivables Corp.:
2.7%, 5/12/2008	100,000,000	99,692,500
3.3%, 4/10/2008	45,000,000	44,962,875
Societe Generale North America, Inc.:

3.15%, 7/22/2008	22,000,000	21,784,400
3.88%, 4/15/2008	50,000,000	49,924,556
4.0%, 7/7/2008	20,000,000	19,784,444
Starbird Funding Corp.:
3.15%, 4/23/2008	55,000,000	54,894,125
3.2%, 4/16/2008	25,000,000	24,966,667
Thunder Bay Funding LLC:
3.12%, 4/11/2008	25,000,000	24,978,333
3.15%, 5/9/2008	32,000,000	31,893,600
Toyota Motor Credit Corp.:
3.24%, 4/25/2008	15,000,000	14,967,600
4.61%, 4/25/2008	45,000,000	44,861,700
Tulip Funding Corp., 3.17%, 5/7/2008	25,000,000	24,920,750
United Parcel Service, Inc., 4.18%, 5/30/2008	10,000,000	9,931,494
Variable Funding Capital Co., LLC:
3.11%, 4/18/2008	47,000,000	46,930,975
3.12%, 4/11/2008	35,000,000	34,969,667
Verizon Communications, Inc.:
2.52%, 4/21/2008	10,000,000	9,986,000
2.97%, 4/2/2008	10,000,000	9,999,175
Victory Receivables Corp.:
2.97%, 4/24/2008	50,000,000	49,905,125
3.0%, 4/17/2008	24,200,000	24,167,733
3.3%, 4/2/2008	68,000,000	67,993,767
3.32%, 4/7/2008	20,000,000	19,988,933
Westpac Banking Corp., 2.87%, 6/5/2008	25,000,000	24,870,451

		2,077,567,291
Issued at Par 2.7%
Lehman Brothers Holdings, Inc., 3.35%, 4/1/2008	37,800,000	37,800,000
Market Street Funding LLC, 3.3%, 4/1/2008	10,000,000	10,000,000
Nieuw Amsterdam Receivables Corp., 3.25%, 4/1/2008	20,000,000	20,000,000
Nissan Motor Acceptance Corp.:
2.8%, 4/1/2008	22,000,000	22,000,000
3.1%, 4/1/2008	2,000,000	2,000,000
Romulus Funding Corp., 3.45%, 4/1/2008	10,000,000	10,000,000
Starbird Funding Corp., 3.55%, 4/1/2008	15,000,000	15,000,000
Verizon Communications, Inc.:
3.02%, 4/1/2008	10,000,000	10,000,000
3.05%, 4/1/2008	10,000,000	10,000,000

		136,800,000

Total Commercial Paper (Cost $2,214,367,291)		2,214,367,291
Master Notes 1.6%
Citigroup Global Markets, Inc., 3.15% *, 4/1/2008 (a) (Cost $80,000,000)	80,000,000	80,000,000
Asset Backed 0.4%
Steers (Delaware) Business Trust, 144A, 2.674% *, 5/27/2048 (Cost $23,353,399)	23,353,399	23,353,399
Short Term Notes* 21.7%
Abbey National Treasury Services PLC, 3.26%, 2/20/2009	25,000,000	25,000,000
Allied Irish Banks PLC, 2.538%, 8/18/2008	70,000,000	70,000,000
American Honda Finance Corp.:
2.963%, 9/18/2008	22,000,000	22,000,000
144A, 3.168%, 5/12/2008	20,000,000	20,002,412
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd.:

2.618%, 8/22/2008	20,000,000	20,000,000
144A, 3.35%, 4/2/2009	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria SA, 4.017%, 4/17/2008	22,000,000	22,000,373
Banco Espanol de Credito SA, 3.941%, 8/11/2008	46,100,000	46,100,000
Bank of America NA:
2.315%, 5/16/2008	30,000,000	30,000,000
3.208%, 4/3/2009	40,000,000	40,000,000
Bank of Scotland PLC, 4.614%, 4/6/2009	27,500,000	27,500,000
BNP Paribas:
2.606%, 8/25/2008	20,000,000	20,000,000
4.079%, 2/13/2009	15,000,000	15,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 4.043%, 8/12/2008	20,000,000	20,000,000
Canadian Imperial Bank of Commerce:
2.41%, 6/9/2008	15,000,000	15,000,000
3.991%, 7/18/2008	35,000,000	34,979,870
Commonwealth Bank of Australia:
2.618%, 9/23/2008	40,000,000	40,000,000
2.703%, 12/18/2008	10,000,000	9,998,142
Credit Agricole SA:
2.568%, 7/22/2008	40,000,000	40,000,000
144A, 2.828%, 4/22/2009	35,000,000	35,000,000
Danske Bank AS, 2.505%, 8/19/2008	47,000,000	46,998,799
DNB NOR Bank ASA, 2.598%, 9/24/2008	21,500,000	21,500,000
Fortis Bank SA, 3.863%, 7/18/2008	22,000,000	22,006,811
ING Bank NV, 144A, 3.281%, 3/26/2009	12,500,000	12,500,000
Intesa Bank Ireland PLC, 2.608%, 8/22/2008	10,000,000	10,000,000
JPMorgan Chase & Co., 4.742%, 4/3/2009	35,000,000	34,998,202
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	7,500,000	7,500,000
National Australia Bank Ltd.:
3.045%, 4/7/2009	17,500,000	17,500,000
3.27%, 2/19/2009	25,000,000	25,000,000
Nordea Bank AB, 3.048%, 9/8/2008	20,000,000	20,000,000
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	7,500,000	7,500,000
San Paolo IMI, 3.264%, 3/5/2009	35,870,000	35,870,000
Skandinaviska Enskilda Banken AB:
2.795%, 8/19/2008	50,000,000	50,000,000
3.068%, 8/8/2008	15,000,000	15,000,000
SunTrust Bank, Atlanta, 3.893%, 4/21/2008	15,000,000	14,998,277
Toyota Motor Credit Corp., 2.36%, 3/12/2009	15,000,000	15,000,000
UniCredito Italiano Bank (Ireland) PLC:
2.837%, 8/14/2008	75,000,000	75,000,000
3.078%, 8/8/2008	40,000,000	40,000,000
4.432%, 8/8/2008	25,000,000	24,999,418
Westpac Banking Corp., 4.643%, 2/6/2009	25,000,000	24,991,673

Total Short Term Notes (Cost $1,111,443,977)		1,111,443,977
Government & Agency Obligations 2.7%
US Government Sponsored Agencies
Federal Home Loan Bank:
2.66% *, 4/3/2009	38,000,000	38,000,000
2.625%, 7/15/2008	7,500,000	7,468,353
4.15% **, 6/9/2008	12,000,000	11,904,550
Federal National Mortgage Association:
2.33% *, 9/3/2009	50,000,000	49,996,448
3.73% **, 5/29/2008	15,000,000	14,909,858
3.965% **, 4/9/2008	15,000,000	14,986,783

Total Government & Agency Obligations (Cost $137,265,992)		137,265,992

	Time Deposits 3.1%
Calyon, 3.0%, 4/1/2008					4,458,539	4,458,539
Danske Bank AS, 3.5%, 4/1/2008					150,000,000	150,000,000
Societe Generale, 2.75%, 4/1/2008					5,000,000	5,000,000

Total Time Deposits (Cost $159,458,539)						159,458,539
	Repurchase Agreements 3.6%
BNP Paribas, 2.4%, dated 3/31/2008, to be repurchased at $87,515,072 on 4/1/2008 (b)					87,509,238	87,509,238
Greenwich Capital Markets, Inc., 2.5%, dated 3/31/2008, to be repurchased at $96,006,667 on 4/1/2008 (c)					96,000,000	96,000,000

Total Repurchase Agreements (Cost $183,509,238)						183,509,238
				% of Net Assets		Value ($)

Total Investment Portfolio (Cost $5,162,643,466) †				100.8		5,162,643,466
Other Assets and Liabilities, Net				(0.8)		(38,718,341)

Net Assets				100.0		5,123,925,125

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $5,162,643,466.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $88,110,664 Federal National Mortgage Association, with various coupon rates from 4.9-6.0%, with various maturities of 8/1/2037-3/1/2038 with a value of $89,452,180.
(c)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	1,395,000	Federal Home Loan Bank	5.625	6/13/2016	1,549,754
	96,534,924	Federal National Mortgage Association	Zero Coupon-7.0	10/1/2012-2/1/2038	97,303,998
	Total Collateral Value				98,853,752

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 14, 2008